Share capital, Share premium and other reserves - Cumulative translation exchange (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total cumulative translation reserve
Disclosure of classes of share capital [line items]
Cumulative translation exchange in equity, beginning of period	£ 1,052	£ 464
Exchange movements on overseas net assets	(427)	588
Cumulative translation exchange in equity, end of period	625	1,052
Translation reserve, Shareholders of the Group
Disclosure of classes of share capital [line items]
Cumulative translation exchange in equity, beginning of period	1,046	448
Exchange movements on overseas net assets	(420)	598
Cumulative translation exchange in equity, end of period	626	1,046
Translation reserve, Non-controlling interests
Disclosure of classes of share capital [line items]
Cumulative translation exchange in equity, beginning of period	6	16
Exchange movements on overseas net assets	(7)	(10)
Cumulative translation exchange in equity, end of period	£ (1)	£ 6